Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Maximum Amounts Payable Under Various Commitments
The maximum amounts payable related to our various commitments are as follows:

(Canadian $ in millions)	2024	2023
Financial Guarantees
Standby letters of credit	$30,523	$29,656
Credit default swaps (1)	16,211	10,010

Other Credit Instruments
Backstop liquidity facilities	18,224	18,805
Documentary and commercial letters of credit	1,893	1,763
Commitments to extend credit (2)	230,689	218,094
Other commitments (3)	10,093	9,947
Total	$307,633	$288,275

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $8 million as at October 31, 2024 ($3 million as at October 31, 2023).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
(3)	Other commitments include $4,511 million as at October 31, 2024 ($5,611 million as at October 31, 2023) of underwriting commitments that are extended but not yet accepted by the borrower.

Summary of Pledged Assets and Collateral

The following tables summarize our pledged assets and collateral, and the activities to which they relate
:

(Canadian $ in millions)	2024	2023
Bank Assets
Cash and due from banks	$80	$125
Securities (1)	139,553	114,407
Loans	71,419	94,442
Other assets	10,314	10,596
	221,366	219,570
Third-party Assets (2)
Collateral received and available for sale or re-pledging	195,071	191,148
Less: Collateral not sold or re-pledged	(45,087)	(46,331)
	149,984	144,817
Total pledged assets and collateral	$371,350	$364,387

(Canadian $ in millions)	2024	2023
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	$26,203	$18,096
Foreign governments and central banks	46	89
Obligations related to securities sold short	35,030	43,774
Obligations related to securities sold under repurchase agreements	97,878	92,549
Securities borrowing and lending (3)	99,405	87,136
Derivatives transactions	19,224	14,983
Securitization	23,739	27,058
Covered bonds	27,235	29,802
Other (4)	42,590	50,900
Total pledged assets and collateral	$371,350	$364,387

(1)	Includes NHA MBS of $5,492 million, which are included in loans in our Consolidated Balance Sheet ($4,481 million as at October 31, 2023).
(2)	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
(3)	Includes off-balance sheet securities borrowing and lending.
(4)	Includes $21,235 million of assets that have been pledged supporting FHLB activity ($41,510 million as at October 31, 2023).

Summary of Changes In Provision Balance
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)			2024			2023
	Restructuring and severance	Legal	Total	Restructuring and severance	Legal	Total
Balance at beginning of year	$335	$1,243	$1,578	$109	$1,168	$1,277
Additional provisions/increase in provisions	101	67	168	388	188	576
Provisions utilized	(210)	(19)	(229)	(142)	(116)	(258)
Amounts reversed	(59)	(1,196)	(1,255)	(27)	(11)	(38)
Foreign exchange and other	(3)	–	(3)	7	14	21
Balance at end of year	$164	$95	$259	$335	$1,243	$1,578